Short-Term Bank Loans - Summary of Short-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings	¥ 22,500	$ 3,458	¥ 76,994
Short-term bank loans [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings	¥ 22,500		¥ 76,994